Debt - Open Market Purchase - Additional Information (Detail) - USD ($)		3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 09, 2018	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ 0	$ (4,000,000)	$ 0	$ (3,000,000)	$ 0	$ (7,000,000)	$ (23,000,000)	$ (1,000,000)	$ 0	$ (3,000,000)	$ (7,000,000)	$ (31,000,000)	$ (35,000,000)
Acquisition Corp.
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument		$ 3,004,000,000	$ 2,998,000,000				$ 2,851,000,000				$ 3,004,000,000		$ 2,998,000,000	$ 2,851,000,000
4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate		4.875%	4.875%		4.875%		4.875%				4.875%	4.875%	4.875%	4.875%	4.875%
4.875% Senior Secured Notes due 2024 | Acquisition Corp.
Debt Instrument [Line Items]
Aggregate principal amount of debt instrument	$ 30,000,000	$ 220,000,000	$ 220,000,000				$ 250,000,000				$ 220,000,000		$ 220,000,000	$ 250,000,000
Due date of Senior Secured Notes	2024										2024		2024
Interest rate	4.875%	4.875%	4.875%								4.875%		4.875%
Debt instrument remaining outstanding amount	$ 220,000,000
Loss on extinguishment of debt	$ 1,000,000